VANECK ALTERNATIVE ASSET MANAGER ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.8%
Financial Services : 99.8%
Apollo Global Management,
Inc. 15,156 $ 2,150,182
Ares Management Corp. 7,003 1,212,920
Blackstone, Inc. 22,194 3,319,778
Blue Owl Capital, Inc. 61,621 1,183,739
Bridgepoint Group PLC 144A 122,890 523,394
Brookfield Asset Management
Ltd. 32,816 1,814,068
Brookfield Corp. 53,042 3,280,647
Carlyle Group, Inc. 24,913 1,280,528
Compass Diversified Holdings 12,581 79,009
DigitalBridge Group, Inc. 34,039 352,304
EQT AB 39,155 1,303,915
Number
of Shares Value
Financial Services (continued)
Eurazeo SE 12,595 $ 897,316
HA Sustainable Infrastructure
Capital, Inc. 19,351 519,768
Hamilton Lane, Inc. 8,024 1,140,371
Intermediate Capital Group
PLC 42,726 1,131,445
KKR & Co., Inc. 20,754 2,760,905
Onex Corp. 13,276 1,090,685
Partners Group Holding AG 903 1,177,634
StepStone Group, Inc. 9,628 534,354
TPG, Inc. 23,032 1,208,028
Underline
Total Common Stocks
(Cost: $25,972,214) 26,960,990
Total Investments: 99.8%
(Cost: $25,972,214) 26,960,990
Other assets less liabilities: 0.2% 52,928
NET ASSETS: 100.0% $ 27,013,918
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $523,394, or 1.9% of net assets.